Segment Information - Reconciliation of Segment Adjusted EBITDA to Income Before Provision for Income Taxes and Equity Income (Parenthetical) (Detail) (Olin Brass [Member], USD $)
In Thousands, unless otherwise specified
	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Olin Brass [Member]
Segment Reporting Information [Line Items]
Accretion income	$ 362	$ 362	$ 724	$ 724	$ 724